Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	June 30, 2026	June 30, 2025
	$	$
Trade payables	927,170	277,856
Accrued research and development expenses	228,110	65,204
Employee compensation, benefits and related accruals	280,254	417,927
Accrued general and administrative expenses	407,793	469,858

Accounts payable and accrued liabilities	1,843,327	1,230,845